Restructuring Charges and Related Charges, Net - Restructuring Reserves Balance Sheet Location (Details) (USD $) In Millions, unless otherwise specified	Sep. 27, 2013	Sep. 28, 2012
Restructuring Charges [Abstract]
Accrued and other current liabilities	$ 109	$ 89
Other liabilities	13	39
Restructuring reserves	$ 122	$ 128